CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Aug. 28, 2014
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005